Investments And Other Assets (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of joint operations [line items]
Schedule of Investments

6. INVESTMENTS AND OTHER ASSETS
	2020	2019
	$	$
Investments in private entities	42	37

Schedule of Interests in Associates
Nine months ended
May 31, 2019
Revenue	1,310
Net income attributable to:
Shareholders	133
Non-controlling interest	19
152
Other comprehensive income, attributable to shareholders	(40)
Comprehensive income	112

Equity income from associates(1)	46
Other comprehensive income from equity accounted associates(1)	(13)
33

(1) The Company’s share of income and other comprehensive income reflect the weighted average proportion of Corus net income and other comprehensive income attributable to shareholders for the nine-month period ended May 31, 2019.

Loss on Sale of Investments

Carrying amount at August 31, 2018	615
Share of equity at disposition date	46
Share of other comprehensive loss of associate	(13)
Dividends received to disposition date	(10)
Carrying value at disposition date	638

Proceeds on disposal, net of transaction costs	526
Reclassification of accumulated gain from other comprehensive income related to the sale of an associate	(3)
Loss on sale of investment	109